                           SEI ASSET ALLOCATION TRUST

                      DIVERSIFIED CONSERVATIVE INCOME FUND
                         DIVERSIFIED CONSERVATIVE FUND
                    DIVERSIFIED GLOBAL MODERATE GROWTH FUND
                        DIVERSIFIED MODERATE GROWTH FUND
                         DIVERSIFIED GLOBAL GROWTH FUND
                         DIVERSIFIED GLOBAL STOCK FUND
                          DIVERSIFIED U.S. STOCK FUND

                   SUPPLEMENT DATED OCTOBER 18, 1999, TO THE
                    CLASS A PROSPECTUS DATED JULY 31, 1999.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

DIVERSIFIED CONSERVATIVE INCOME FUND

The performance bar chart on page 3 should be replaced with the following:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1997      13.85%
1998          11.33%

The footnote to the bar chart on page 3 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.21%.

DIVERSIFIED CONSERVATIVE FUND

The footnote to the bar chart on page 5 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.09%.

In the table on page 5, the Since Inception percentage for the Wilshire 5000 Index should be replaced with the following: 25.98%.

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

The footnote to the bar chart on page 7 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 7.93%.

DIVERSIFIED MODERATE GROWTH FUND

The footnote to the bar chart on page 9 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 5.18%.

In the table on page 9, the Since Inception percentage for the Wilshire 5000 Index should be replaced with the following: 25.98%.

DIVERSIFIED GLOBAL GROWTH FUND

The footnote to the bar chart on page 11 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 10.87%.

DIVERSIFIED GLOBAL STOCK FUND

The footnote to the bar chart on page 13 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 13.89%.

DIVERSIFIED U.S. STOCK FUND

The footnote to the bar chart on page 15 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 12.02%.

The prospectus is hereby amended to reflect these changes.

                           --------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           SEI ASSET ALLOCATION TRUST

                      DIVERSIFIED CONSERVATIVE INCOME FUND
                         DIVERSIFIED CONSERVATIVE FUND
                    DIVERSIFIED GLOBAL MODERATE GROWTH FUND
                        DIVERSIFIED MODERATE GROWTH FUND
                         DIVERSIFIED GLOBAL GROWTH FUND
                         DIVERSIFIED GLOBAL STOCK FUND
                          DIVERSIFIED U.S. STOCK FUND

                   SUPPLEMENT DATED OCTOBER 18, 1999, TO THE
                    CLASS D PROSPECTUS DATED JULY 31, 1999.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

DIVERSIFIED CONSERVATIVE INCOME FUND

The performance bar chart on page 3 should be replaced with the following:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997          12.76%
1998          10.35%

The footnote to the bar chart on page 3 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 1.63%.

DIVERSIFIED CONSERVATIVE FUND

The footnote to the bar chart on page 5 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 1.50%.

In the table on page 5, the One Year and Since Inception percentages for the Diversified Conservative Fund should be replaced with the following: 14.58% and 13.61%.

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

The footnote to the bar chart on page 7 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 7.39%.

DIVERSIFIED MODERATE GROWTH FUND

The footnote to the bar chart on page 9 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 4.71%.

DIVERSIFIED GLOBAL GROWTH FUND

The footnote to the bar chart on page 11 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 9.32%.

DIVERSIFIED GLOBAL STOCK FUND

The footnote to the bar chart on page 13 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 13.32%.

DIVERSIFIED U.S. STOCK FUND

The footnote to the bar chart on page 15 should be replaced with the following:

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 11.50%.

The prospectus is hereby amended to reflect these changes.

                           --------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.